Other disclosures - Changes in the financial instruments classified as Level 3 (Details) € in Millions	6 Months Ended
Jun. 30, 2021 EUR (€)
Changes in financial instruments, Liabilities
Liabilities at beginning of period	€ 905
Purchases/Settlements	27
Sales/Amortisation	(27)
Changes in fair value recognized in profit or loss	2
Changes in fair value recognised in equity	0
Level reclassifications (out of) Level 3	(314)
Other	30
Liabilities at end of period	623
Level 3
Changes in financial instruments, Assets
Assets at beginning of period	8,543
Purchases/Issuances	3,158
Sales/Settlements	(3,157)
Changes in fair value recognized in profit or loss	(9)
Changes in fair value recognized in equity	(127)
Level reclassifications into Level 3	33
Other	93
Assets at end of period	8,534
Changes in financial instruments, Liabilities
Liabilities at beginning of period	905
Liabilities at end of period	623
Financial liabilities held for trading | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	295
Purchases/Settlements	27
Sales/Amortisation	(27)
Changes in fair value recognized in profit or loss	(23)
Changes in fair value recognised in equity	0
Level reclassifications (out of) Level 3	(25)
Other	9
Liabilities at end of period	256
Financial liabilities held for trading | Derivatives | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	295
Purchases/Settlements	27
Sales/Amortisation	(27)
Changes in fair value recognized in profit or loss	(23)
Changes in fair value recognised in equity	0
Level reclassifications (out of) Level 3	(25)
Other	9
Liabilities at end of period	256
Financial liabilities held for trading | Swaps | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	81
Purchases/Settlements	3
Sales/Amortisation	(3)
Changes in fair value recognized in profit or loss	(19)
Changes in fair value recognised in equity	0
Level reclassifications (out of) Level 3	(4)
Other	(1)
Liabilities at end of period	57
Financial liabilities held for trading | Exchange rate options | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	1
Purchases/Settlements	0
Sales/Amortisation	0
Changes in fair value recognized in profit or loss	21
Changes in fair value recognised in equity	0
Other	1
Liabilities at end of period	23
Financial liabilities held for trading | Interest rate options | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	49
Purchases/Settlements	6
Sales/Amortisation	(13)
Changes in fair value recognized in profit or loss	(6)
Changes in fair value recognised in equity	0
Other	0
Liabilities at end of period	36
Financial liabilities held for trading | Index and securities options | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	97
Purchases/Settlements	16
Sales/Amortisation	(4)
Changes in fair value recognized in profit or loss	34
Changes in fair value recognised in equity	0
Level reclassifications (out of) Level 3	(21)
Other	10
Liabilities at end of period	132
Financial liabilities held for trading | Interest rate and equity futures | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	2
Purchases/Settlements	0
Sales/Amortisation	(2)
Changes in fair value recognized in profit or loss	0
Changes in fair value recognised in equity	0
Other	0
Liabilities at end of period	0
Financial liabilities held for trading | Other | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	65
Purchases/Settlements	2
Sales/Amortisation	(5)
Changes in fair value recognized in profit or loss	(53)
Changes in fair value recognised in equity	0
Other	(1)
Liabilities at end of period	8
Financial liabilities designated at fair value through profit or loss | Level 3
Changes in financial instruments, Liabilities
Liabilities at beginning of period	610
Purchases/Settlements	0
Sales/Amortisation	0
Changes in fair value recognized in profit or loss	25
Changes in fair value recognised in equity	0
Level reclassifications (out of) Level 3	(289)
Other	21
Liabilities at end of period	367
Financial assets held for trading, category | Level 3
Changes in financial instruments, Assets
Assets at beginning of period	740
Purchases/Issuances	67
Sales/Settlements	(91)
Changes in fair value recognized in profit or loss	(51)
Changes in fair value recognized in equity	0
Level reclassifications (out of) Level 3	(59)
Other	5
Assets at end of period	611
Financial assets held for trading, category | Debt instruments asset | Level 3
Changes in financial instruments, Assets
Assets at beginning of period	7
Purchases/Issuances	17
Sales/Settlements	(2)
Changes in fair value recognized in profit or loss	(3)
Changes in fair value recognized in equity	0
Other	0
Assets at end of period	19
Financial assets held for trading, category | Derivatives | Level 3
Changes in financial instruments, Assets
Assets at beginning of period	730
Purchases/Issuances	50
Sales/Settlements	(88)
Changes in fair value recognized in profit or loss	(49)
Changes in fair value recognized in equity	0
Level reclassifications (out of) Level 3	(59)
Other	5
Assets at end of period	589
Financial assets held for trading, category | Swaps | Level 3
Changes in financial instruments, Assets
Assets at beginning of period	272
Purchases/Issuances	5
Sales/Settlements	(12)
Changes in fair value recognized in profit or loss	(29)
Changes in fair value recognized in equity	0
Level reclassifications (out of) Level 3	(1)
Other	(2)
Assets at end of period	233
Financial assets held for trading, category | Exchange rate options | Level 3
Changes in financial instruments, Assets
Assets at beginning of period	22
Purchases/Issuances	14
Sales/Settlements	(27)
Changes in fair value recognized in profit or loss	24
Changes in fair value recognized in equity	0
Other	0
Assets at end of period	33
Financial assets held for trading, category | Interest rate options | Level 3
Changes in financial instruments, Assets
Assets at beginning of period	241
Purchases/Issuances	7
Sales/Settlements	(39)
Changes in fair value recognized in profit or loss	(24)
Changes in fair value recognized in equity	0
Other	0
Assets at end of period	185
Financial assets held for trading, category | Index and securities options | Level 3
Changes in financial instruments, Assets
Assets at beginning of period	94
Purchases/Issuances	11
Sales/Settlements	(4)
Changes in fair value recognized in profit or loss	20
Changes in fair value recognized in equity	0
Level reclassifications (out of) Level 3	(59)
Other	4
Assets at end of period	66
Financial assets held for trading, category | Other | Level 3
Changes in financial instruments, Assets
Assets at beginning of period	101
Purchases/Issuances	13
Sales/Settlements	(6)
Changes in fair value recognized in profit or loss	(40)
Changes in fair value recognized in equity	0
Level reclassifications into Level 3	1
Other	3
Assets at end of period	72
Financial assets held for trading, category | Equity Instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning of period	3
Purchases/Issuances	0
Sales/Settlements	(1)
Changes in fair value recognized in profit or loss	1
Changes in fair value recognized in equity	0
Other	0
Assets at end of period	3
Non-trading financial assets mandatorily at fair value through profit or loss | Level 3
Changes in financial instruments, Assets
Assets at beginning of period	934
Purchases/Issuances	97
Sales/Settlements	(114)
Changes in fair value recognized in profit or loss	7
Changes in fair value recognized in equity	0
Level reclassifications into Level 3	515
Other	30
Assets at end of period	1,469
Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments asset | Level 3
Changes in financial instruments, Assets
Assets at beginning of period	134
Purchases/Issuances	0
Sales/Settlements	(11)
Changes in fair value recognized in profit or loss	6
Changes in fair value recognized in equity	0
Level reclassifications into Level 3	12
Other	9
Assets at end of period	150
Non-trading financial assets mandatorily at fair value through profit or loss | Loans and advances - Customers | Level 3
Changes in financial instruments, Assets
Assets at beginning of period	295
Purchases/Issuances	56
Sales/Settlements	(71)
Changes in fair value recognized in profit or loss	(18)
Changes in fair value recognized in equity	0
Other	4
Assets at end of period	266
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning of period	505
Purchases/Issuances	41
Sales/Settlements	(32)
Changes in fair value recognized in profit or loss	19
Changes in fair value recognized in equity	0
Level reclassifications into Level 3	503
Other	17
Assets at end of period	1,053
Financial assets designated at fair value through profit or loss, category | Level 3
Changes in financial instruments, Assets
Assets at beginning of period	649
Purchases/Issuances	53
Sales/Settlements	(127)
Changes in fair value recognized in profit or loss	35
Changes in fair value recognized in equity	0
Level reclassifications (out of) Level 3	(163)
Other	31
Assets at end of period	478
Financial assets designated at fair value through profit or loss, category | Debt instruments asset | Level 3
Changes in financial instruments, Assets
Assets at beginning of period	467
Purchases/Issuances	53
Sales/Settlements	(125)
Changes in fair value recognized in profit or loss	35
Changes in fair value recognized in equity	0
Level reclassifications (out of) Level 3	0
Other	31
Assets at end of period	461
Financial assets designated at fair value through profit or loss, category | Loans and advances - Credit institutions | Level 3
Changes in financial instruments, Assets
Assets at beginning of period	163
Purchases/Issuances	0
Sales/Settlements	0
Changes in fair value recognized in profit or loss	0
Changes in fair value recognized in equity	0
Level reclassifications (out of) Level 3	(163)
Other	0
Assets at end of period	0
Financial assets designated at fair value through profit or loss, category | Loans and advances - Customers | Level 3
Changes in financial instruments, Assets
Assets at beginning of period	19
Purchases/Issuances	0
Sales/Settlements	(2)
Changes in fair value recognized in profit or loss	0
Changes in fair value recognized in equity	0
Other	0
Assets at end of period	17
Financial assets at fair value through other comprehensive income | Level 3
Changes in financial instruments, Assets
Assets at beginning of period	6,220
Purchases/Issuances	2,941
Sales/Settlements	(2,825)
Changes in fair value recognized in profit or loss	0
Changes in fair value recognized in equity	(127)
Level reclassifications (out of) Level 3	(260)
Other	27
Assets at end of period	5,976
Financial assets at fair value through other comprehensive income | Debt instruments asset | Level 3
Changes in financial instruments, Assets
Assets at beginning of period	206
Purchases/Issuances	74
Sales/Settlements	(25)
Changes in fair value recognized in equity	40
Level reclassifications (out of) Level 3	(68)
Other	17
Assets at end of period	244
Financial assets at fair value through other comprehensive income | Loans and advances - Customers | Level 3
Changes in financial instruments, Assets
Assets at beginning of period	4,792
Purchases/Issuances	2,865
Sales/Settlements	(2,782)
Changes in fair value recognized in equity	(18)
Level reclassifications (out of) Level 3	(192)
Other	3
Assets at end of period	4,668
Financial assets at fair value through other comprehensive income | Equity instruments | Level 3
Changes in financial instruments, Assets
Assets at beginning of period	1,222
Purchases/Issuances	2
Sales/Settlements	(18)
Changes in fair value recognized in equity	(149)
Other	7
Assets at end of period	€ 1,064